Intangible Assets - Loan Acquisition Costs (Details) (USD $)	0 Months Ended					12 Months Ended
	Feb. 03, 2012	Jul. 15, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Debt issuance costs [Member]	Dec. 31, 2012 Interest Expense [Member] Debt issuance costs [Member]	Dec. 31, 2011 Interest Expense [Member] Debt issuance costs [Member]
Finite-Lived Intangible Assets [Line Items]
Debt issuance cost	$ 27,800	$ 12,650
Amortization of intangible assets						25,923	3,795
Finite-lived intangible assets, net			$ 19,877	$ 108,091	$ 1,877